Investments in Associates and Joint Ventures - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates and joint ventures [Line Items]
Share of profit accounted for using equity method	¥ 13,267	¥ 3,533	¥ 8,229
Associates and joint ventures [member]
Disclosure of associates and joint ventures [Line Items]
Dividends received or receivable from associates and joint ventures	4,715	4,517	4,432
Associates and joint ventures disposal [member]
Disclosure of associates and joint ventures [Line Items]
Investments in associates and joint ventures that were disposed of	489	1,687	119
Investments in associates and joint ventures that were disposed of, gain (loss)	4	(5)	238
Individually immaterial associates and joint ventures accounted for using equity method [member]
Disclosure of associates and joint ventures [Line Items]
Share of profit accounted for using equity method	1,423	2,468	2,207
Share of other comprehensive income accounted for using equity method	¥ 622	¥ 3,631	¥ 2,098